CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (37,873,274)	$ (5,334,339)	¥ (1,111,207,883)	¥ (8,544,352)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,860,269	1,107,096	6,740,027	8,514,969
Amortization of lease right-of-use assets	10,784,256	1,518,931	10,750,177
Share-based compensation expense	38,490,513	5,421,275	158,522,520	87,634,835
Loss on risk assurance liabilities			299,863,403	197,750,449
Loss on contingent risk assurance liabilities	25,631,610	3,610,137
Provision (net recovery on provision) for credit losses	(136,485,155)	(19,223,532)	319,359,716	203,415,094
Impairment loss from goodwill	148,657,971	20,938,037	0
Impairment loss from inventory	1,112,890	156,747
Guarantee income	(212,121,156)	(29,876,640)
Net loss on derivative instruments			1,162,556	5,346,389
Net loss on equity securities	49,125	6,919	15,331,464	27,278,116
Loss (gain) on disposal of property and equipment	(372,889)	(52,520)	228,463	78,221
Unrealized foreign exchange gain, net	(1,099,229)	(154,823)	(5,918,231)	(1,351,400)
Deferred income tax (benefit) expense	89,534,883	12,610,725	371,325,673	(582,913,268)
Changes in operating assets and liabilities:
Accounts receivable	201,988,722	28,449,516	(43,292,555)	(78,030,840)
Financing receivables	264,739,425	37,287,768	(277,894,354)	(217,252,025)
Contract assets	466,848,191	65,754,192	651,550,665	(679,404,752)
Operating lease right-of-use assets	22,787,557	3,209,560	(91,476,934)
Other current and non-current assets	1,164,481,183	164,013,744	(370,316,107)	(180,898,244)
Risk assurance liabilities			(596,582,896)	40,443,166
Deferred guarantee income	34,006	4,790
Contingent risk assurance liabilities	(306,894,746)	(43,225,221)
Short-term and long-term operating lease liabilities	(36,614,466)	(5,157,040)	86,446,281
Other current and non-current liabilities	(685,513,226)	(96,552,518)	8,022,963	773,542,811
Net cash (used in) provided by operating activities	1,026,026,460	144,512,804	(567,385,052)	(404,390,831)
Cash flows from investing activities:
Repayments of finance lease receivables	822,008,245	115,777,440	1,408,147,460	2,112,046,802
Origination of finance lease receivables			(75,819,047)	(1,091,415,329)
Purchase of held-to-maturity investment	(4,805,030,501)	(676,774,391)	(3,934,700,190)	(2,342,226,408)
Maturities of held-to-maturity investment	5,541,620,387	780,520,907	4,353,760,611	1,158,122,796
Proceeds from redemption of other short-term investments, net	567,191,889	79,887,307	212,638,848	2,841,860,867
Disposal of property and equipment	692,889	97,591	123,354	51,241
Purchases of property and equipment and intangible assets	(1,784,632)	(251,360)	(4,622,233)	(18,922,066)
Payment for acquiring subsidiary, net of cash acquired				1,705,083
Net cash provided by investing activities	2,124,698,277	299,257,494	1,959,528,803	2,661,222,986
Cash flows from financing activities:
Payment to repurchase treasury shares	(246,882,138)	(34,772,622)	(105,835,309)	(444,401,172)
Proceeds from borrowings	228,081,410	32,124,595	684,819,308	1,546,736,325
Proceeds from exercise of share options	2,705,206	381,020	7,041,437	8,236,613
Repayment of borrowings	(1,177,683,477)	(165,873,248)	(1,705,178,591)	(2,101,568,517)
Distribution to shareholders			(1,871,055,593)	(955,437,557)
Net cash used in financing activities	(1,193,778,999)	(168,140,255)	(2,990,208,748)	(1,946,434,308)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	48,897,458	6,887,063	270,267,366	(15,008,806)
Net increase (decrease) in cash, cash equivalents and restricted cash	2,005,843,196	282,517,106	(1,327,797,631)	295,389,041
Cash, cash equivalents and restricted cash at beginning of the year	1,282,483,134	180,633,971	2,610,280,765	2,314,891,724
Cash, cash equivalents and restricted cash at the end of the year	3,288,326,330	463,151,077	1,282,483,134	2,610,280,765
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,020,604,191	143,749,094	378,917,318	1,434,806,922
Restricted cash - current - bank deposits held for short-term investments	1,670,006,785
Restricted cash - current - others	14,334,937	2,019,034	152,688,510	61,293,114
Restricted cash - non-current	583,380,417	82,167,413	750,877,306	1,114,180,729
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	3,288,326,330		1,282,483,134	2,610,280,765
Supplemental disclosures of cash flow information:
Cash paid for income taxes	7,844,174	1,104,829	33,818,292	209,044,264
Cash paid for interest	¥ 17,116,510	$ 2,410,810	¥ 83,133,433	¥ 134,173,921